Redeemable Convertible Preferred Shares - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Southern Airways Corporation
Temporary Equity [Line Items]
Dividends	$ 0	$ 0
Temporary equity accumulated dividends	$ 1,800,000	1,300,000	$ 2,000,000
Series A, Series A-1, and Series A-2 Redeemable Convertible Preferred Share | Southern Airways Corporation
Temporary Equity [Line Items]
Temporary equity dividend rate	8.00%
Temporary equity dividend rate on issuance of equity securities or convertible instruments	15.00%
Temporary equity proportionate sharing of dividends	70.00%
Series A, Series A-1, and Series A-2 Redeemable Convertible Preferred Share | Before Sixty Days | Southern Airways Corporation
Temporary Equity [Line Items]
Temporary equity unpaid dividend rate	10.00%
Series A, Series A-1, and Series A-2 Redeemable Convertible Preferred Share | After Sixty Days | Southern Airways Corporation
Temporary Equity [Line Items]
Temporary equity unpaid dividend rate	15.00%
Series A Preferred Stock | Southern Airways Corporation
Temporary Equity [Line Items]
Shares issued, price per share	$ 20.37
Per share conversion price of preferred stock	11.6491
Temporary equity liquidation preference	20.3683
Series A1 Redeemable Convertible Preferred Stock | Southern Airways Corporation
Temporary Equity [Line Items]
Shares issued, price per share	20
Per share conversion price of preferred stock	5.4515
Temporary equity liquidation preference	20
Series A2 Redeemable Convertible Preferred Stock | Southern Airways Corporation
Temporary Equity [Line Items]
Shares issued, price per share	20
Per share conversion price of preferred stock	15.291
Temporary equity liquidation preference	$ 20
Series B Preferred Stock | Southern Airways Corporation
Temporary Equity [Line Items]
Temporary equity dividend rate	8.00%
Shares issued, price per share	$ 60
Temporary equity proportionate sharing of dividends	30.00%
Per share conversion price of preferred stock	$ 17.2654
Temporary equity liquidation preference	60
Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Shares issued, price per share	$ 3.4136
Dividends		$ 0
Redeemable Convertible Preferred Shares | Southern Airways Corporation
Temporary Equity [Line Items]
Dividend tax rate	23.80%
Deemed liquidation event trigger percentage sale of stock	50.00%